Lincoln Benefit Life Company

1221 N Street, Suite 200

Lincoln, Nebraska 68508

Phone: (888) 674-3667

April 3, 2017

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Lincoln Benefit Life Company

Post-Effective Amendment No. 2 to Registration Statement on Form S-1

File No. 333-203370

Members of the Commission:

Submitted for filing under the Securities Act of 1933 is the above-referenced Post-Effective Amendment No. 2 to Registration Statement on Form S-1.

Please direct any questions or comments to me at (203) 653-3886. Thank you.

Very truly yours,

/s/ Robyn Wyatt
Robyn Wyatt
Chief Financial Officer, Treasurer and
Executive Vice President

Enclosure